TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Transactions With Related Parties
TRANSACTIONS WITH RELATED PARTIES

39)	TRANSACTIONS WITH RELATED PARTIES

The Company has a policy for transactions with related parties. The transactions are carried out under conditions and at rates consistent with those entered into with third parties at that time. The transactions are as follows:

	R$ thousands
	Shareholders of the parent (1)		Associates and jointly controlled companies (2)		Key Management Personnel (3)		Total
	On December 31, 2022	On December 31, 2021	On December 31, 2022	On December 31, 2021	On December 31, 2022	On December 31, 2021	On December 31, 2022	On December 31, 2021
Assets
Loans and advances to banks	-	-	500,259	431,132	-	-	500,259	431,132
Securities and derivative financial instruments	87,464	113,137	245,323	246,293	-	-	332,787	359,430
Loans and other assets	11	11	709,437	127,391	205,947	186,714	915,395	314,116
Liabilities
Customer and financial institution resources	3,386,794	3,449,443	674,112	739,151	559,901	296,736	4,620,807	4,485,330
Securities and subordinated debt securities	17,095,011	14,179,462	-	-	940,719	763,057	18,035,730	14,942,519
Derivative financial instruments	-	-	-	34,815	-	-	-	34,815
Other liabilities (4)	1,920,329	54,732	15,019,045	12,285,329	39,826	30,737	16,979,200	12,370,798

	R$ thousands
	Shareholders of the parent (1)		Associates and jointly controlled companies (2)		Key Management Personnel (3)		Total
	Year ended on December 31
	2022	2021	2022	2021	2022	2021	2022	2021
Revenues and expenses		-		-		-		-
Net interest income	(2,487,455)	(789,018)	(33,395)	(37,812)	(152,757)	(44,837)	(2,673,607)	(871,667)
Income from services provided	166	159	180,582	103,150	35	145	180,783	103,454
Other expenses net of other operating revenues	67,354	64,417	(1,950,587)	(1,687,257)	(398,562)	118,348	(2,281,795)	(1,504,492)

(1) Cidade de Deus Cia. Coml. de Participações, Fundação Bradesco, NCF Participações S.A., BBD Participações S.A. and Nova Cidade de Deus Participações S.A.;

(2) Companies listed in Note 13;

(3) Members of the Board of Directors and the Board of Executive Officers; and

(4) It includes interest on equity and dividends payable.

a)	Remuneration of key management personnel

The following is established each year at the Annual Shareholders’ Meeting:

•	The annual total amount of management compensation, set forth at the Board of Directors’ Meeting, to be paid to Board members and members of the Board of Executive Officers, as determined by the Company’s Bylaws; and

•	The amount allocated to finance Management Pension Plans, within the Employee and Management pension plan of the Bradesco Company.

For 2022, the maximum amount of R$778,650 thousand was determined for the remuneration of the Directors, and part of this refers to the social security contribution to the INSS, which is an obligation of the Company, and R$554,872 thousand to cover supplementary pension plan defined contributions.

The current policy on Management compensation sets forth that 50% of net variable compensation, if any, must be allocated to the acquisition of PNB (class B preferred shares) shares issued by BBD Participações S.A. and/or PN (preferred shares) shares issued by Banco Bradesco S.A., which vest in three equal, annual and successive installments, the first of which is in the year following the payment date. This procedure complies with CMN Resolution No. 3,921/10, which sets forth a Management compensation policy for financial institutions.

Short-term benefits for Management

	R$ thousands
	Year ended December 31
	2022	2021	2020
Salaries	747,558	505,462	534,696
Total	747,558	505,462	534,696

Post-employment benefits

	R$ thousands
	Year ended December 31
	2022	2021	2020
Defined contribution pension plans	554,872	516,118	513,082
Total	554,872	516,118	513,082

The Company has no long-term benefits for the termination of employment contracts or for remuneration based on shares for its key Management personnel.

b)	Equity participation

The members of the Board of Directors and the Board of the Executive Officers had, together directly, the following shareholding in Bradesco:

Direct ownership	On December 31, 2022	On December 31, 2021
Common shares	0.34%	0.33%
Preferred shares	0.83%	0.80%
Total shares (1)	0.58%	0.57%

(1) On December 31, 2022, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 2.62% of common shares, 0.87% of preferred shares and 1.75% of all shares (on December 31, 2021 – 2.35% of common shares, 0.84% of preferred shares and 1.60% of all shares).